PROPERTY, EQUIPMENT AND OTHER	12 Months Ended
Aug. 31, 2024
Disclosure of detailed information about property, plant and equipment [abstract]
PROPERTY, EQUIPMENT AND OTHER [Text Block]

6.       PROPERTY, EQUIPMENT AND OTHER

	Buildings	Other	Right to Use Asset	Total
August 31, 2022	$172	$75	$105	$352

Additions	-	94	312	406
Disposals	-	(4)	-	(4)
Depreciation	(10)	(31)	(66)	(107)
Foreign Exchange	(16)	(8)	(3)	(27)
August 31, 2023	$146	$126	$348	$620

Additions	-	6	-	6
Disposals	(4)	-	-	(4)
Depreciation	(11)	(43)	(63)	(117)
Foreign Exchange	9	7	1	17
August 31, 2024	$140	$96	$286	$522

In 2024 the Company capitalized $45 of depreciation to mineral properties (2023 - $24)